Subsequent Event (Details) - Subsequent Event - Revolving Credit Facility € in Millions	Feb. 26, 2021 EUR (€)
March 2026 Revolving Credit Facility
Subsequent Event [Line Items]
Revolving credit facility, amount	€ 3,950.5
Extension term	1 year
March 2025 Revolving Credit Facility
Subsequent Event [Line Items]
Revolving credit facility, amount	€ 49.5